Description of Business and Business Combination - Merger with ACE Convergence Acquisition Corp - Other Arrangements entered into at time of Merger or assumed upon Merger (Details) - USD ($)				1 Months Ended	12 Months Ended
	Feb. 10, 2023	Nov. 22, 2022	Nov. 21, 2022	Jun. 30, 2021	Dec. 31, 2022
Description of Business and Business Combination [Line Item]
Amounts Owed To Capital Market Advisors Agreed To Be Settled In Cash					$ 800,000
Share issuance expense recorded as an offset to additional paid-in capital					800,000
Additional liability recorded due to a decline in the Company's share price					700,000
Payment Of Fees To Certain Capital Markets Advisors					500,000
Accrued And Unpaid Amount Owed To Capital Market Advisors					$ 300,000
Number of shares issued				90,948	6,606,572
Commitment fee paid out of the funds released from Trust at the time of Merger					$ 1,000,000.0
Number of shares previously held by the Sponsor in ACE that became holdings in New Tempo					3,750,000
Adjustment Period considered for issuance of Additional Period Shares					15 months
Subsequent Event
Description of Business and Business Combination [Line Item]
Number of shares of Common Stock issued to each capital markets advisor	159,948
ACE public warrants
Description of Business and Business Combination [Line Item]
Number Of Warrants Assumed Upon The Close Of Merger		11,499,987
ACE private warrants
Description of Business and Business Combination [Line Item]
Number Of Warrants Assumed Upon The Close Of Merger		6,600,000
Lender Subscription Agreements
Description of Business and Business Combination [Line Item]
Prior LSA converted into shares of common stock of New Tempo, amount of debt converted		$ 7,000,000.0
Prior LSA converted into shares of common stock of New Tempo, conversion price per share		$ 10.00
Lender Subscription Agreements | Committed PIPE Shares
Description of Business and Business Combination [Line Item]
Prior LSA converted into shares of common stock of New Tempo, number of shares issued		700,000
Lender Subscription Agreements | Incentive PIPE Shares
Description of Business and Business Combination [Line Item]
Prior LSA converted into shares of common stock of New Tempo, number of shares issued		1,120,000
White Lion Stock Purchase Agreement
Description of Business and Business Combination [Line Item]
Number of shares issued					350,000
Threshold aggregate gross purchase price of newly issued shares of Common Stock, that the company has right to require White Lion to purchase			$ 100,000,000.0
Liability assumed for commitment fee owed			$ 1,000,000.0
Agreements with ACE Sponsor
Description of Business and Business Combination [Line Item]
Number of shares previously held by the Sponsor in ACE that became holdings in New Tempo					3,750,000
Number of Additional Period Shares issuable by virtue of the Sponsor					1,000,000
Adjustment Period considered for issuance of Additional Period Shares					15 months
Amount of vesting of Sponsor shares					$ 1,000,000
Number of sponsor shares subject to transfer					1,000,000
Legacy Tempo
Description of Business and Business Combination [Line Item]
Repayment of debt		$ 3,000,000.0
Amounts Owed To Capital Market Advisors					$ 1,500,000
Number Of Shares Agreed To Be Issued To Settle Amounts Owed To Capital Market Advisors					75,000
Value Of Shares Agreed To Be Issued To Settle Amounts Owed To Capital Market Advisors					$ 800,000
Adjustment Period For Shares Issuable To Settle Amounts Owed To Capital Market Advisors					12 months